Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	34
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$64,930,285.34	0.1623257	$46,664,029.18	0.1166601	$18,266,256.16
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$277,580,285.34	0.2219488	$259,314,029.18	0.2073434	$18,266,256.16

Weighted Avg. Coupon (WAC)	3.14%		3.14%
Weighted Avg. Remaining Maturity (WARM)	26.22		25.36
Pool Receivables Balance	$303,749,973.38		$284,914,683.58
Remaining Number of Receivables	38,640		37,704

Adjusted Pool Balance	$296,481,980.53		$278,215,724.37

III. COLLECTIONS

Principal:
Principal Collections	$18,217,158.42
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$354,240.11
Total Principal Collections	$18,571,398.53

Interest:
Interest Collections	$779,110.51
Late Fees & Other Charges	$48,536.89
Interest on Repurchase Principal	$-
Total Interest Collections	$827,647.40

Collection Account Interest	$12,572.42
Reserve Account Interest	$2,461.03
Servicer Advances	$-

Total Collections	$19,414,079.38

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	34
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$19,414,079.38
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$19,414,079.38

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$253,124.98	$-	$253,124.98	$253,124.98
	Collection Account Interest					$12,572.42
	Late Fees & Other Charges					$48,536.89
Total due to Servicer						$314,234.29

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$56,814.00		$56,814.00
	Class A-4 Notes		$146,395.92		$146,395.92

	Total Class A interest:		$203,209.92		$203,209.92	$203,209.92

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

	Available Funds Remaining:					$18,743,797.17

9.	Regular Principal Distribution Amount:					$18,266,256.16

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$18,266,256.16
	Class A-4 Notes				$-
	Class A Notes Total:		$18,266,256.16		$18,266,256.16
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$18,266,256.16		$18,266,256.16

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					477,541.01

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$7,267,992.85
Beginning Period Amount	$7,267,992.85
Current Period Amortization	$569,033.64
Ending Period Required Amount	$6,698,959.21
Ending Period Amount	$6,698,959.21
Next Distribution Date Required Amount	$6,155,245.84

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	34
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	6.38%	6.79%	6.79%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.61%	37,181	97.77%	$278,570,360.69
30 - 60 Days	1.07%	404	1.69%	$4,807,669.39
61 - 90 Days	0.28%	107	0.49%	$1,396,346.83
91-120 Days	0.03%	12	0.05%	$140,306.67
121 + Days	0.00%	0	0.00%	$-
Total		37,704		$284,914,683.58

Delinquent Receivables 30+ Days Past Due
Current Period	1.39%	523	2.23%	$6,344,322.89
1st Preceding Collection Period	1.33%	513	2.08%	$6,329,255.35
2nd Preceding Collection Period	1.34%	529	2.09%	$6,741,328.98
3rd Preceding Collection Period	1.38%	562	2.11%	$7,248,604.62
Four-Month Average	1.36%		2.13%

Repossession in Current Period		37		$333,420.65
Repossession Inventory		84		$286,549.74

Current Charge-Offs
Gross Principal of Charge-Offs				$618,131.38
Recoveries				$(354,240.11)
Net Loss				$263,891.27

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.04%

Average Pool Balance for Current Period				$294,332,328.48

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.08%
1st Preceding Collection Period				0.83%
2nd Preceding Collection Period				0.99%
3rd Preceding Collection Period				0.78%
Four-Month Average				0.92%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		59	2,236	$31,775,370.10
Recoveries		51	1,993	$(17,248,082.16)
Net Loss				$14,527,287.94
Cumulative Net Loss as a % of Initial Pool Balance				1.12%

Net Loss for Receivables that have experienced a Net Loss *		46	1,750	$14,581,390.32
Average Net Loss for Receivables that have experienced a Net Loss				$8,332.22

Principal Balance of Extensions				$2,300,463.94
Number of Extensions				189

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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